Property, plant and equipment: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Property, plant and equipment:
Cost	$ 80,729	$ 112,405
Accumulated amortization	45,321	54,211
Net book value	35,408	58,194
Depreciation expense	4,394	8,131	2,783
Land and buildings
Property, plant and equipment:
Cost	668	575
Accumulated amortization	124	64
Net book value	544	511
Computer equipment and software
Property, plant and equipment:
Cost	8,903	11,529
Accumulated amortization	7,246	8,140
Net book value	1,657	3,389
Furniture and fixtures
Property, plant and equipment:
Cost	2,072	4,032
Accumulated amortization	1,602	1,913
Net book value	470	2,119
Machinery and equipment
Property, plant and equipment:
Cost	54,156	80,667
Accumulated amortization	27,288	34,219
Net book value	26,868	46,448
Cost of asset held under capital lease	15,448	16,532
Net book value of asset held under capital lease	3,662	2,587
Leasehold improvements
Property, plant and equipment:
Cost	14,930	15,602
Accumulated amortization	9,061	9,875
Net book value	$ 5,869	$ 5,727